Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	21,391,665	13,664,802
Common Stock, shares outstanding	21,391,665	13,664,802
Series A Preferred Stock
Preferred Stock, shares outstanding		333,000
Series B Preferred Stock
Preferred Stock, shares outstanding		1,568,845
Series C-1 Preferred Stock
Preferred Stock, shares outstanding		266,400
Series C-2 Preferred Stock
Preferred Stock, shares outstanding		222,000
Series C-3 Preferred Stock
Preferred Stock, shares outstanding		167,367
Series C-4 Preferred Stock
Preferred Stock, shares outstanding		1,415,250
Series D Preferred Stock
Preferred Stock, shares outstanding		999,000
Series E Preferred Stock
Preferred Stock, shares outstanding		7,891,141